NOTE 8 – RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 28, 2023	Aug. 31, 2023	Sep. 11, 2020	Sep. 11, 2020	Jul. 01, 2020	Jun. 23, 2022	Sep. 30, 2019	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2020	Jun. 01, 2023	Aug. 31, 2021	Jan. 01, 2021
Related Party Transaction [Line Items]
Accounts Payable and Accrued Liabilities, Current		$ 156,763						$ 145,973		$ 156,763	$ 293,786
Gain (Loss) on Disposition of Other Assets								(85,000)
Operating Leases, Rent Expense, Net								$ 104,132	142,936	$ 291,319	$ 289,411
Preferred Stock, Par or Stated Value Per Share		$ 0.001						$ 0.001		$ 0.001	$ 0.001
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued Salaries, Current			$ 180,000	$ 180,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			100,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
C E O [Member]
Related Party Transaction [Line Items]
Payments to Employees								$ 15,049
C E O And C F O [Member]
Related Party Transaction [Line Items]
Payments to Employees									102,000	$ 198,113	$ 393,165
Chief Investment Officer [Member]
Related Party Transaction [Line Items]
Payments to Employees								0	39,000	32,446	154,473
Hong Kong Lease [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense, Net								0	33,024	66,048	66,048
Streaming Software [Member]
Related Party Transaction [Line Items]
Payments to Develop Software								300,000		300,000
Gain (Loss) on Disposition of Other Assets	$ 385,000
Proceeds from Collection of (Payments to Fund) Long-Term Loans to Related Parties	$ 385,000
Zestv Studios [Member]
Related Party Transaction [Line Items]
Debt Instrument, Periodic Payment								5,127	$ 10,000	15,127	151,795
Proceeds from Sale of Intangible Assets						$ 750,000
Zestv Studios Second Total [Member]
Related Party Transaction [Line Items]
Lease Expiration Date		Aug. 31, 2023
Other Loans Payable		$ 0						0		0	15,127
C E O [Member]
Related Party Transaction [Line Items]
[custom:SharesReturnedToCompany]				266,667
Guangzhou Yuezhi Computer [Member]
Related Party Transaction [Line Items]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net							10.00%
Capitalized Computer Software, Additions							$ 128,000
Payments to Develop Software							108,800
Debt Instrument, Periodic Payment								12,812		12,812
Research and Development Expense												$ 108,800
Youall Perform Services L T D [Member]
Related Party Transaction [Line Items]
Capitalized Computer Software, Additions					$ 128,000
Payments to Develop Software							$ 108,800
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Outstanding Balance															$ 19,200
Accounts Payable and Accrued Liabilities, Current		6,388						6,388		6,388
Zestv Studios [Member]
Related Party Transaction [Line Items]
Customer Refund Liability, Current														$ 916,922
Chiyuan Deng Line Of Credit [Member]
Related Party Transaction [Line Items]
Long-Term Line of Credit													$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage													5.00%
Shareholder Loan [Member]
Related Party Transaction [Line Items]
Accounts Payable, Other, Current		748,285						$ 319,551		748,285	144,516		$ 697,281
Jianli Deng Loan [Member]
Related Party Transaction [Line Items]
Accounts Payable, Other, Current		$ 0								$ 0	$ 232,882